Consolidated Statements of Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Interest Income:
Loans	$ 17,907,415	$ 21,583,028	$ 28,032,556
Mortgage-Backed Securities	4,882,993	5,267,280	7,661,454
Investment Securities	1,994,411	3,588,794	2,832,193
Other	6,405	8,265	2,620
Total Interest Income	24,791,224	30,447,367	38,528,823
Interest Expense:
NOW And Money Market Accounts	832,856	813,278	1,702,502
Statement Savings Accounts	32,720	33,897	45,089
Certificate Accounts	2,838,292	2,566,220	5,040,071
FHLB Advances And Other Borrowed Money	3,306,898	3,529,553	4,955,443
Senior Convertible Debentures	365,040	486,720	486,720
Junior Subordinated Debentures	84,010	103,268	167,007
Total Interest Expense	7,459,816	7,532,936	12,396,832
Net Interest Income	17,331,408	22,914,431	26,131,991
Provision For Loan Losses	(1,975,000)	(2,645,381)	(8,650,000)
Net Interest Income After Provision For Loan Losses	15,356,408	20,269,050	17,481,991
Non-Interest Income:
Gain On Sale Of Investment Securities	945,476	1,325,823	2,300,254
Gain On Sale Of Loans	498,879	779,554	534,968
Service Fees On Deposit Accounts	880,209	1,152,875	1,156,202
Commissions From Insurance Agency	346,015	453,446	425,967
Trust Income	380,000	520,000	476,000
Bank Owned Life Insurance Income	315,000	339,000	420,000
Mandatorily Redeemable Financial Instrument Valuation Income	0	0	50,000
Check Card Fee Income	615,815	853,027	787,517
Revenue from Grants	0	929,346	0
Other	383,460	542,733	790,797
Total Non-Interest Income	4,364,854	6,895,804	6,941,705
General And Administrative Expenses:
Compensation And Employee Benefits	7,978,054	10,964,366	10,990,812
Occupancy	1,498,858	1,970,403	1,878,754
Advertising	303,754	355,678	387,079
Depreciation And Maintenance Of Equipment	1,271,609	1,598,067	1,720,726
FDIC Insurance Premiums	514,065	746,389	826,731
Amortization Of Intangibles	37,503	50,004	60,023
Net Cost Of Operation Of Other Real Estate Owned	2,745,667	1,582,168	1,235,272
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	0	589,023	0
Other	2,713,044	4,177,210	3,617,643
Total General And Administrative Expenses	17,062,554	22,033,308	20,717,040
Income Before Income Taxes	2,658,708	5,131,546	3,706,656
Provision For Income Taxes	703,759	1,340,384	1,911,281
Net Income	1,954,949	3,791,162	1,795,375
Preferred Stock Dividends	330,000	440,000	440,000
Net Income Available To Common Shareholders	$ 1,624,949	$ 3,351,162	$ 1,355,375
Net Income Per Common Share (Basic)	$ 0.55	$ 1.14	$ 0.46
Net Income Per Common Share (Diluted)	$ 0.55	$ 1.12	$ 0.46
Cash Dividend Per Share On Common Stock	$ 0.24	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	2,944,001	3,248,201	2,944,001